Statements of Cash Flows - Changes in Assets and Liabilities from Operating Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Adjustments to reconcile profit (loss) [abstract]
Accounts receivable - trade	₩ 46,144	₩ 88,549	₩ 7,554
Accounts receivable - other	(159,960)	(446,286)	(11,108)
Accrued income	14	445	116
Advance payments	(1,269)	47,615	(35,906)
Prepaid expenses	(28,362)	(30,311)	(40,464)
Value-Added Tax refundable	(3,080)	(4,587)	1,385
Inventories	(17,958)	798	(7,814)
Long-term accounts receivable - other	(137,979)	(147,117)
Guarantee deposits	14,696	4,844	(11,238)
Accounts payable - trade	(26,151)	75,585	12,442
Accounts payable - other	134,542	316,464	(107,114)
Advanced receipts	(13,470)	37,429	6,421
Withholdings	(13,041)	107,516	(191,209)
Deposits received	(4,916)	(2,153)	(9,661)
Accrued expenses	116,065	173,072	(28,845)
Value-Added Tax payable	7,505	(4,072)	3,494
Unearned revenue	(339)	(36,209)	(115,187)
Provisions	(20,488)	20,235	(30,562)
Long-term provisions	(2,449)	4,115	(4,447)
Plan assets	(95,828)	(125,440)	(67,831)
Retirement benefit payment	(60,883)	(55,350)	(58,513)
Others	5,739	(11,378)	2,753
Changes in assets and liabilities from operating activities	₩ (261,468)	₩ 13,764	₩ (685,734)